Fair Value of Financial Assets and Liabilities	9 Months Ended
Sep. 30, 2020
Fair Value Disclosures [Abstract]
Fair Value of Financial Assets and Liabilities
5. Fair Value of Financial Assets and Liabilities
The following table presents information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicates the level of the fair value hierarchy utilized to determine such fair values as of September 30, 2020. There was no such assets or liabilities as of December 31, 2019.

	Fair Value Measurements
	as of September 30, 2020 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Earnout Liability	$—	$—	$3,782	$3,782

	$—	$—	$3,782	$3,782

Earnout Liability
In connection with accounting for the CPN acquisition on September 17, 2020, the Company recorded the Earnout Liability representing the fair value of contingent consideration payable upon the achievement of a certain revenue target. The Earnout Liability was valued using the Monte Carlo simulation model based on inputs that are not observable in the market, which represents a level 3 measurement within the fair value hierarchy. Changes in the fair value of the Earnout Liability will be reflected in selling, general and administrative expenses until the liability is fully settled. For more information about the Earnout Liability, refer to Note “3. Acquisition”.
The Company did not have any financial assets and liabilities measured at fair value on a non-recurring
basis as of September 30, 2020 and December 31, 2019.